Convertible Notes - Summary of Convertible Notes and Debt Discounts (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Dow Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 2,340,000
Union Carbide Notes [Member]
Debt Instrument [Line Items]
Long term debt	1,560,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Unamortized Debt Discount	(176,000)	$ (359,000)	$ 0
Total	4,460,000	2,559,000	0
Convertible Debt, Current	(413,000)	(2,378,000)	0
Long term debt, Non-current	4,047,000	181,000	0
Convertible Debt [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Long term debt	2,340,000	1,620,000	0
Unamortized Debt Discount	(21,000)	(267,000)
Convertible Debt [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Long term debt	1,560,000	1,080,000	0
Unamortized Debt Discount	(14,000)	(177,000)
Convertible Debt [Member] | IBT & David Humes Notes [Member]
Debt Instrument [Line Items]
Long term debt	210,000	114,000	$ 0
Unamortized Debt Discount		(29,000)
Convertible Debt [Member] | Investor Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 526,000	104,000
Unamortized Debt Discount		$ (26,000)